Income Taxes Effective Income Tax Reconciliation (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Income Tax Disclosure [Abstract]
Income before equity earnings of unconsolidated subsidiaries	$ 33,330	$ 17,245	$ 65,967	$ 29,543
Tax at Federal statutory rate of 35%			23,088	10,340
Tax effects resulting from:
Loss of non-includable foreign subsidiaries			(3,654)	(1,677)
Tax exempt interest			(431)	(418)
Non-deductible expenses			55	72
Luxembourg technical reserves			(12,742)	(1,353)
State tax			1,001	901
Other			443	(312)
Total income tax reported	$ 424	$ 3,782	$ 7,760	$ 7,553
Effective tax rate			11.80%	25.60%